Intangible Asset (Details) - USD ($)		6 Months Ended		12 Months Ended
	Feb. 15, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Intangible Asset [Line Items]
Cash payment		$ 300,000
Revenue term	10 years
Intangible asset purchase useful life	10 years
Closing value per share (in Dollars per share)	$ 6.85
Present value of the future payments	10.00%
Amortization expenses		188,591
Interest expense		$ 659,473	$ 88,759
Payment discount rate		2.00%
Licensing Agreement [Member]
Intangible Asset [Line Items]
Cash payment	$ 2,000,000
Intellectual Property Asset Purchase Agreement [Member]
Intangible Asset [Line Items]
Interest expense		$ 50,858
Property acquisition liability		$ 875,564		$ 1,115,816
Intellectual Property Asset Purchase Agreement [Member]
Intangible Asset [Line Items]
Ordinary restricted shares (in Shares)	300,000
Revenue per share (in Dollars per share)	$ 1